Loans, allowance for loan losses and credit quality (Details 5) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Recorded investment
Recorded investment, with a specific allowance	SFr 1,610	SFr 1,297
Recorded investment, without specific allowance	363	93
Gross impaired loans	1,973	1,390
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,543	1,225
Unpaid principal balance, without specific allowance	363	93
Unpaid principal balance	1,906	1,318
Associated specific allowance	650	540
Average recorded investment
Average recorded investment, with a specific allowance	1,349	1,381	SFr 1,486
Average recorded investment, without specific allowance	205	113	147
Average recorded investment	1,554	1,494	1,633
Interest income recognized
Interest income recognized, with a specific allowance	11	14	19
Interest income recognized, without specific allowance	8	13	8
Interest income recognized	19	27	27
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	7	8	12
Interest income recognized on a cash basis, without specific allowance	1	1	0
Interest income recognized on a cash basis	8	9	12
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	1,063	793
Recorded investment, without specific allowance	263	15
Gross impaired loans	1,326	808
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,034	754
Unpaid principal balance, without specific allowance	263	15
Unpaid principal balance	1,297	769
Associated specific allowance	480	338
Average recorded investment
Average recorded investment, with a specific allowance	849	874	956
Average recorded investment, without specific allowance	114	27	72
Average recorded investment	963	901	1,028
Interest income recognized
Interest income recognized, with a specific allowance	8	10	14
Interest income recognized, without specific allowance	4	7	5
Interest income recognized	12	17	19
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	4	8
Interest income recognized on a cash basis, without specific allowance	1	0	0
Interest income recognized on a cash basis	5	4	8
Real estate
Recorded investment
Recorded investment, with a specific allowance	76	68
Recorded investment, without specific allowance	25	7
Gross impaired loans	101	75
Unpaid principal balance
Unpaid principal balance, with a specific allowance	72	64
Unpaid principal balance, without specific allowance	25	7
Associated specific allowance	10	7
Average recorded investment
Average recorded investment, with a specific allowance	74	75	72
Average recorded investment, without specific allowance	12	9	11
Interest income recognized
Interest income recognized, with a specific allowance	0	0	1
Interest income recognized, without specific allowance	1	4	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	815	599
Recorded investment, without specific allowance	236	7
Gross impaired loans	1,051	606
Unpaid principal balance
Unpaid principal balance, with a specific allowance	796	570
Unpaid principal balance, without specific allowance	236	7
Associated specific allowance	387	259
Average recorded investment
Average recorded investment, with a specific allowance	626	667	748
Average recorded investment, without specific allowance	98	18	59
Interest income recognized
Interest income recognized, with a specific allowance	7	10	12
Interest income recognized, without specific allowance	3	3	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	4	6
Interest income recognized on a cash basis, without specific allowance	1	0	0
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	172	126
Recorded investment, without specific allowance	2	1
Gross impaired loans	174	127
Unpaid principal balance
Unpaid principal balance, with a specific allowance	166	120
Unpaid principal balance, without specific allowance	2	1
Associated specific allowance	83	72
Average recorded investment
Average recorded investment, with a specific allowance	149	127	136
Average recorded investment, without specific allowance	4	0	2
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	0	5	0
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	547	504
Recorded investment, without specific allowance	100	78
Gross impaired loans	647	582
Unpaid principal balance
Unpaid principal balance, with a specific allowance	509	471
Unpaid principal balance, without specific allowance	100	78
Unpaid principal balance	609	549
Associated specific allowance	170	202
Average recorded investment
Average recorded investment, with a specific allowance	500	507	530
Average recorded investment, without specific allowance	91	86	75
Average recorded investment	591	593	605
Interest income recognized
Interest income recognized, with a specific allowance	3	4	5
Interest income recognized, without specific allowance	4	6	3
Interest income recognized	7	10	8
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	4	4
Interest income recognized on a cash basis, without specific allowance	0	1	0
Interest income recognized on a cash basis	3	5	4
Mortgages
Recorded investment
Recorded investment, with a specific allowance	209	205
Recorded investment, without specific allowance	72	46
Gross impaired loans	281	251
Unpaid principal balance
Unpaid principal balance, with a specific allowance	196	194
Unpaid principal balance, without specific allowance	71	46
Associated specific allowance	26	27
Average recorded investment
Average recorded investment, with a specific allowance	190	205	204
Average recorded investment, without specific allowance	51	36	26
Interest income recognized
Interest income recognized, with a specific allowance	2	2	3
Interest income recognized, without specific allowance	4	5	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	2	2
Interest income recognized on a cash basis, without specific allowance	0	0	0
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	117	63
Recorded investment, without specific allowance	21	25
Gross impaired loans	138	88
Unpaid principal balance
Unpaid principal balance, with a specific allowance	112	60
Unpaid principal balance, without specific allowance	22	25
Associated specific allowance	15	53
Average recorded investment
Average recorded investment, with a specific allowance	82	65	70
Average recorded investment, without specific allowance	33	29	27
Interest income recognized
Interest income recognized, with a specific allowance	0	1	2
Interest income recognized, without specific allowance	0	1	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1	2
Interest income recognized on a cash basis, without specific allowance	0	1	0
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	221	236
Recorded investment, without specific allowance	7	7
Gross impaired loans	228	243
Unpaid principal balance
Unpaid principal balance, with a specific allowance	201	217
Unpaid principal balance, without specific allowance	7	7
Associated specific allowance	129	122
Average recorded investment
Average recorded investment, with a specific allowance	228	237	256
Average recorded investment, without specific allowance	7	21	22
Interest income recognized
Interest income recognized, with a specific allowance	1	1	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank
Recorded investment
Recorded investment, with a specific allowance	1,362	1,040
Recorded investment, without specific allowance	354	92
Gross impaired loans	1,716	1,132
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,316	990
Unpaid principal balance, without specific allowance	354	90
Unpaid principal balance	1,670	1,080
Associated specific allowance	539	413
Average recorded investment
Average recorded investment, with a specific allowance	1,108	1,112	1,183
Average recorded investment, without specific allowance	196	106	139
Average recorded investment	1,304	1,218	1,322
Interest income recognized
Interest income recognized, with a specific allowance	10	14	19
Interest income recognized, without specific allowance	7	13	8
Interest income recognized	17	27	27
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	8	12
Interest income recognized on a cash basis, without specific allowance	0	1	0
Interest income recognized on a cash basis	4	9	12
Bank | Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	988	723
Recorded investment, without specific allowance	260	16
Gross impaired loans	1,248	739
Unpaid principal balance
Unpaid principal balance, with a specific allowance	963	689
Unpaid principal balance, without specific allowance	260	15
Unpaid principal balance	1,223	704
Associated specific allowance	455	309
Average recorded investment
Average recorded investment, with a specific allowance	782	803	872
Average recorded investment, without specific allowance	110	26	71
Average recorded investment	892	829	943
Interest income recognized
Interest income recognized, with a specific allowance	8	10	14
Interest income recognized, without specific allowance	4	7	5
Interest income recognized	12	17	19
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	4	8
Interest income recognized on a cash basis, without specific allowance	0	0	0
Interest income recognized on a cash basis	2	4	8
Bank | Real estate
Recorded investment
Recorded investment, with a specific allowance	57	65
Recorded investment, without specific allowance	24	8
Gross impaired loans	81	73
Unpaid principal balance
Unpaid principal balance, with a specific allowance	52	62
Unpaid principal balance, without specific allowance	24	7
Associated specific allowance	7	7
Average recorded investment
Average recorded investment, with a specific allowance	67	74	67
Average recorded investment, without specific allowance	9	9	11
Interest income recognized
Interest income recognized, with a specific allowance	0	0	1
Interest income recognized, without specific allowance	1	4	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	760	533
Recorded investment, without specific allowance	234	7
Gross impaired loans	994	540
Unpaid principal balance
Unpaid principal balance, with a specific allowance	745	507
Unpaid principal balance, without specific allowance	234	7
Associated specific allowance	365	230
Average recorded investment
Average recorded investment, with a specific allowance	566	597	669
Average recorded investment, without specific allowance	97	17	58
Interest income recognized
Interest income recognized, with a specific allowance	7	10	12
Interest income recognized, without specific allowance	3	3	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	4	6
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	171	125
Recorded investment, without specific allowance	2	1
Gross impaired loans	173	126
Unpaid principal balance
Unpaid principal balance, with a specific allowance	166	120
Unpaid principal balance, without specific allowance	2	1
Associated specific allowance	83	72
Average recorded investment
Average recorded investment, with a specific allowance	149	127	136
Average recorded investment, without specific allowance	4	0	2
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	0	5	0
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Bank | Consumer
Recorded investment
Recorded investment, with a specific allowance	374	317
Recorded investment, without specific allowance	94	76
Gross impaired loans	468	393
Unpaid principal balance
Unpaid principal balance, with a specific allowance	353	301
Unpaid principal balance, without specific allowance	94	75
Unpaid principal balance	447	376
Associated specific allowance	84	104
Average recorded investment
Average recorded investment, with a specific allowance	326	309	311
Average recorded investment, without specific allowance	86	80	68
Average recorded investment	412	389	379
Interest income recognized
Interest income recognized, with a specific allowance	2	4	5
Interest income recognized, without specific allowance	3	6	3
Interest income recognized	5	10	8
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	4	4
Interest income recognized on a cash basis, without specific allowance	0	1	0
Interest income recognized on a cash basis	2	5	4
Bank | Mortgages
Recorded investment
Recorded investment, with a specific allowance	163	166
Recorded investment, without specific allowance	66	44
Gross impaired loans	229	210
Unpaid principal balance
Unpaid principal balance, with a specific allowance	153	154
Unpaid principal balance, without specific allowance	65	43
Associated specific allowance	19	19
Average recorded investment
Average recorded investment, with a specific allowance	152	163	154
Average recorded investment, without specific allowance	46	30	19
Interest income recognized
Interest income recognized, with a specific allowance	1	2	3
Interest income recognized, without specific allowance	3	5	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	2	2
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	117	63
Recorded investment, without specific allowance	21	25
Gross impaired loans	138	88
Unpaid principal balance
Unpaid principal balance, with a specific allowance	112	60
Unpaid principal balance, without specific allowance	22	25
Associated specific allowance	14	53
Average recorded investment
Average recorded investment, with a specific allowance	82	65	70
Average recorded investment, without specific allowance	33	29	27
Interest income recognized
Interest income recognized, with a specific allowance	0	1	2
Interest income recognized, without specific allowance	0	1	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1	2
Interest income recognized on a cash basis, without specific allowance	0	1	0
Bank | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	94	88
Recorded investment, without specific allowance	7	7
Gross impaired loans	101	95
Unpaid principal balance
Unpaid principal balance, with a specific allowance	88	87
Unpaid principal balance, without specific allowance	7	7
Associated specific allowance	51	32
Average recorded investment
Average recorded investment, with a specific allowance	92	81	87
Average recorded investment, without specific allowance	7	21	22
Interest income recognized
Interest income recognized, with a specific allowance	1	1	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	0
Interest income recognized on a cash basis, without specific allowance	SFr 0	SFr 0	SFr 0